EATON VANCE MUTUAL FUNDS TRUST
                                24 Federal Street
                                Boston, MA 02110
                                 (617) 482-8260




                                  CERTIFICATION


         Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and Regulation S-T, Eaton Vance Mutual Funds Trust (the "Registrant") (1933 Act File No. 2-90946) certifies (a) that the forms of prospectuses and statements of additional information dated March 1, 1999, with the exception of Eaton Vance Tax-Managed Growth Fund statement of additional information, used with respect to the following series of the Registrant, do not differ materially from those contained in Post-Effective Amendment No. 48 ("Amendment No. 48") to the Registrant's Registration Statement on Form N-1A, and (b) that Amendment No. 48 was filed electronically with the Securities and Exchange Commission (Accession No. 0000950156-99-000128) on February 25, 1999:




                           Eaton Vance Strategic Income Fund
                           Eaton Vance Tax-Managed Growth Fund
                           Eaton Vance Tax-Managed Emerging Growth Fund
                           Eaton Vance Tax-Managed International Growth Fund






                                     EATON VANCE MUTUAL FUNDS TRUST






                                      By: /s/ Eric G. Woodbury
                                      ------------------------
                                      Eric G. Woodbury, Assistant Secretary


Date:  March 2, 1999